Consolidated Income Statement - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net revenue		$ 1,093,000,000	$ 901,000,000	$ 791,000,000
Cost of sales		(186,000,000)	(159,000,000)	(127,000,000)
Gross profit		907,000,000	742,000,000	664,000,000
Selling, general and administrative expenses		(811,000,000)	(763,000,000)	(431,000,000)
Research and development expenses		(106,000,000)	(72,000,000)	(52,000,000)
Net other operating income		6,000,000	8,000,000	32,000,000
Operating (loss)/profit		(4,000,000)	(85,000,000)	213,000,000
Finance income		43,000,000	19,000,000	4,000,000
Finance expense		(38,000,000)	(29,000,000)	(27,000,000)
Net finance income/(expense)		5,000,000	(10,000,000)	(23,000,000)
Profit/(loss) before taxation		1,000,000	(95,000,000)	190,000,000
Income tax benefit		1,000,000	42,000,000	15,000,000
Net income/(loss)		$ 2,000,000	$ (53,000,000)	$ 205,000,000
Earnings/(loss) per ordinary share
Basic (loss)/earnings per share (in dollars per share)	[1]	$ 0.01	$ (0.38)	$ 1.41
Diluted (loss)/earnings per share (in dollars per share)	[1]	$ 0.01	$ (0.38)	$ 1.35

[1]	Basic and diluted earnings/(loss) per share reflect the impact of the Company’s share consolidation for all periods presented. Refer to Note 8 for further details.